Form N-1A Supplement	Nov. 01, 2025
American Century Quantitative Equity Funds Prospectus | DISCIPLINED GROWTH FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

American Century Quantitative Equity Funds, Inc. Prospectus Supplement Disciplined Growth Fund
Supplement dated August 1, 2026 ■ Prospectus dated November 1, 2025

The following replaces the Fees and Expenses tables on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5
Management Fee[2]	0.91%	0.71%	0.66%	0.91%	0.91%	0.91%	0.71%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.91%	0.71%	0.66%	1.16%	1.91%	1.41%	0.71%
[1] Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2] The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2026.

The following replaces the Example section on pages 2 and 3 of the prospectus:
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$93	$291	$504	$1,120
I Class	$73	$227	$396	$883
Y Class	$68	$212	$368	$823
A Class	$687	$923	$1,177	$1,903
C Class	$194	$601	$1,032	$2,036
R Class	$144	$447	$772	$1,690
R5 Class	$73	$227	$396	$883